Appendix 3 Associated Companies and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
DISCLOSURE INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Summary of Associated Companies and Joint Ventures

This appendix is an integral part of Note 14. Investments accounted for using the equity method .

Taxpayer	Company	Functional	Ownership Interest as of 12-31-2018			Ownership Interest as of 12-31-2017
ID No.	(in alphabetical order)	currency	Direct	Indirect	Total	Direct	Indirect	Total	Relationship	Country	Activity
76.652.400-1	Centrales Hidroeléctricas De Aysén S.A. (1)	Chilean peso	0.00%	0.00%	0.00%	51.00%	0.00%	51.00%	Joint venture	Chile	Hydroelectric plant development and operation
77.017.930-0	Transmisora Eléctrica de Quillota Ltda. (2)	Chilean peso	0.00%	50.00%	50.00%	0.00%	50.00%	50.00%	Joint venture	Chile	Electric energy transportation and distribution
76.418.940-K	GNL Chile. S.A. (3)	U.S. dollar	33.33%	0.00%	33.33%	33.33%	0.00%	33.33%	Associate	Chile	Promotion of liquefied natural gas supply project
Foreign	Enel Argentina S.A. (ex - Endesa Argentina S.A.) (5)	Argentine peso	0.00%	0.08%	0.08%	0.00%	0.12%	0.12%	Associate	Argentina	Portfolio company
76.041.595-5	Aysen energia S.A (4)	Argentine peso	51.00%	0.00%	51.00%	0.00%	0.00%	0.00%	Associate	Argentina	Hydroelectric plant development and operation
76.041.891-9	Aysen Transmision S.A (4)	Argentine peso	51.00%	0.00%	51.00%	0.00%	0.00%	0.00%	Associate	Argentina	Hydroelectric plant development and operation

(1)	On September 7, 2018, Centrales Hidroeléctricas de Aysén S.A. was liquidated and distributed among its shareholders (see Note 14.1.b).
(2)	See Note 14.3.
(3)	See Note 14.2.
(4)	The companies Aysén Energía S.A. and Aysén Transmission S.A. are in the process of being liquidated as of December 31, 2018.